Schedule H, Line 4i - Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 27-1560715 001 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
*	Principal LargeCap S&P 500 Index SA-Z	Pooled separate accounts	**	$2,171,125
*	Principal SmallCap S&P 600 Index SA-Z	Pooled separate accounts	**	228,711
*	Principal MidCap S&P 400 Index SA-Z	Pooled separate accounts	**	1,171,561
*	Principal Lifetime 2015 Sep Acct-Z	Pooled separate accounts	**	1,448
*	Principal Lifetime 2020 Sep Acct-Z	Pooled separate accounts	**	469,559
*	Principal Lifetime 2025 Sep Acct-Z	Pooled separate accounts	**	2,333,340
*	Principal Lifetime 2030 Sep Acct-Z	Pooled separate accounts	**	2,672,514
*	Principal Lifetime 2035 Sep Acct-Z	Pooled separate accounts	**	3,274,514
*	Principal Lifetime 2040 Sep Acct-Z	Pooled separate accounts	**	3,007,245
*	Principal Lifetime 2045 Sep Acct-Z	Pooled separate accounts	**	2,889,942
*	Principal Lifetime 2050 Sep Acct-Z	Pooled separate accounts	**	2,353,688
*	Principal Lifetime 2055 Sep Acct-Z	Pooled separate accounts	**	1,124,197
*	Principal Lifetime 2060 Sep Acct-Z	Pooled separate accounts	**	461,779
*	Principal Lifetime 2065 Sep Acct-Z	Pooled separate accounts	**	160,792
*	Principal Lifetime 2070 Sep Acct-Z	Pooled separate accounts	**	67,909
*	Principal Lifetime Strategic Income SA-Z	Pooled separate accounts	**	59,439
*	Principal MidCap Growth Sep Acct-Z	Pooled separate accounts	**	149,505
*	Principal LargeCap Growth I SA-Z	Pooled separate accounts	**	509,913
*	Principal Life Insurance Company	Guaranteed investment contract	**	346,749
	Fidelity Advisor High Income Advantage I Fund	Mutual funds	**	131,938
	Vanguard Total Bond Market Index Admiral Fund	Mutual funds	**	82,512
	Dodge & Cox Stock I Fund	Mutual funds	**	382,230
	American Beacon International Equity R5 Fund	Mutual funds	**	224,791
	DFA US Large Cap Value I Fund	Mutual funds	**	153,329
	DFA US Targeted Value I Fund	Mutual funds	**	47,867
	DFA International Small Company I Fund	Mutual funds	**	35,982
	American Funds Growth Fund of America R6 Fund	Mutual funds	**	798,348
	American Funds Euro Pacific Growth R6 Fund	Mutual funds	**	200,526
	American Funds New Perspective R6 Fund	Mutual funds	**	251,801
	Allspring Spec M Cap Val Institutional Fund	Mutual funds	**	62,114
	DFA Inflation Protected Securities I Fund	Mutual funds	**	618,177
	Virtus Seix Total Return Bond I Fund	Mutual funds	**	34,748
	American Funds American Balanced R6 Fund	Mutual funds	**	250,876
	ClearBridge Small Cap Growth IS Fund	Mutual funds	**	93,231
*	Investar Holding Corporation Stock Fund	Employer security	**	3,939,628
	Total investments			30,762,028
*	Notes receivable from participants	Notes receivable bearing interest rates of 4.25% - 9.50% and maturing 02/2026 - 12/2030	—	671,936
	Total net assets			$31,433,964